INVESTMENT MANAGEMENT

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VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

October 2, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	Voya Equity Trust (the “Registrant”)
(File Nos. 333-56881; 811-08817)

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), please accept this letter as notice that the form of Prospectus and Statement of Additional Information for Voya VACS Series MCV Fund and the form of Statement of Additional Information for: Voya Corporate Leaders® 100 Fund, Voya Global Income & Growth Fund, Voya Large-Cap Growth Fund, Voya Large Cap Value Fund, Voya MI Dynamic Small Cap Fund, Voya MI Dynamic SMID Cap Fund, Voya MidCap Opportunities Fund, Voya Multi-Manager Mid Cap Value Fund, and Voya Small Cap Growth Fund (collectively, the “Funds”), each dated September 30, 2025, that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from the form of Prospectus and Statements of Additional Information contained in Post-Effective Amendment No. 186 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 197 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on September 22, 2025 via EDGAR. The Form of Prospectus for the Funds was separately filed pursuant to paragraph (c) of Rule 497 on October 2, 2025.

Should you have any questions or comments regarding this filing, please contact Angela Gomez at (480) 477-2313 or the undersigned at (770) 690-5568.

Regards,

/s/ Craig Foster Craig Foster

Vice President and Counsel

Voya Investment Management

cc:Huey P. Falgout, Jr., Esq. Voya Investments, LLC

Elizabeth J. Reza, Esq. Ropes & Gray LLP

Jessica Reece, Esq. Ropes & Gray LLP

Jeremy Smith, Esq. Ropes & Gray LLP